Description of Business and Organization - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 28, 2014 Restaurants	Dec. 31, 2014 USD ($) Restaurants Country shares	Dec. 31, 2013 USD ($) shares
Basis Of Presentation [Line Items]
Number of restaurants in operation | Restaurants		19,043
Number of countries in which company and franchise restaurants operated | Country		100
Number of company restaurants in operation | Restaurants		65
Number of franchise restaurants in operation | Restaurants		18,978
Common shares, issued | shares		202,052,741	352,161,950
Voting interest rate		14.40%
Number of common shares received for warrant exercised | shares		8,438,225
Acquisition and related financing transactions Fees and expenses		$ 238.4	$ 223.0
Debt issuance costs capitalized classified as reduction to term debt, net of current portion		160.2
Total consideration		$ 11,294.9
Issuance of common stock shares | shares		106,565,335
Proceeds from issuance of preferred stock		$ 2,998.2
Common stock exchange ratio		2.41
Loss on early extinguishment of debt			155.0
Transaction related derivative losses		$ 133.0	$ 148.0
Net of tax rate			26.50%
Republic of Ireland and United Kingdom [Member]
Basis Of Presentation [Line Items]
Excluded licensed locations from systemwide restaurant progression | Restaurants	258
Tim Hortons [Member]
Basis Of Presentation [Line Items]
Common shares, issued | shares		106,600,000
Voting interest rate		19.90%
Total consideration		$ 11,300.0
Issuance of common stock shares | shares		106,565,335
Term loans under the senior secured credit facilities		$ 6,750.0
New Senior Notes		2,250.0
Proceeds from issuance of preferred stock		$ 3,000.0
Preferred stock dividend rate percentage		9.00%
Burger King [Member]
Basis Of Presentation [Line Items]
Common shares, issued | shares		87,000,000
Partnership exchangeable units, issued | shares		265,000,000
Voting interest rate		65.70%
Burger King Holdings [Member] | Selling, General and Administrative Expenses [Member]
Basis Of Presentation [Line Items]
Acquisition and related financing transactions Fees and expenses		$ 70.0
Burger King Holdings [Member] | Compensation Costs [Member] | Selling, General and Administrative Expenses [Member]
Basis Of Presentation [Line Items]
Acquisition and related financing transactions Fees and expenses		55.0
Burger King Holdings [Member] | Loan Lending Commitment Arrangement Fees [Member] | Interest Expense [Member]
Basis Of Presentation [Line Items]
Acquisition and related financing transactions Fees and expenses		28.1
Burger King Holdings [Member] | Debt Instrument Redemption Premium [Member]
Basis Of Presentation [Line Items]
Acquisition and related financing transactions Fees and expenses		$ 85.3